Commitments and Contingencies (Details) - Schedule of capital commitments	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Capital Commitments [Abstract]
Contracted and authorized			$ 69,399,168	¥ 440,851,273